Note 5 - Loans, Net of Allowance for Credit Losses	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Loans, net of allowance for credit losses:

The Bank organizes its lending portfolio into the following four broad asset categories: Point-of-Sale Loans and Leases, Commercial Real Estate Mortgages, Commercial Real Estate Loans, and Public Sector and Other Financing. These categories have been established in the Bank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Point-of-Sale Loans and Leases (“POS Financing”) asset category is comprised of Point of Sale Loan and Lease Receivables acquired from the Bank’s broad network of origination and servicing partners as well as Warehouse Loans that provide bridge financing to the Bank’s origination and servicing partners for the purpose of accumulating and seasoning practical volumes of individual loans and leases prior to the Bank purchasing the cashflow receivables derived from same.

The Commercial Real Estate Mortgages (“CRE Mortgages”) asset category is comprised of Commercial and Residential Construction Mortgages, Commercial Term Mortgages, Commercial Insured Mortgages and Land Mortgages. While all of these loans would be considered commercial loans or business-to-business loans, the underlying credit risk exposure is diversified across both the commercial and retail market segments, and further, the portfolio benefits from diversity in its underlying security in the form of a broad range of collateral properties.

The Commercial Real Estate Loans (“CRE Loans”) asset category is comprised primarily of Condominium Corporation Financing loans.

The Public Sector and Other Financing (“PSOF”) asset category is comprised primarily of Public Sector Loans and Leases, a small balance of Corporate Loans and Leases and Single Family Residential Conventional and Insured Mortgages.

a) Summary of loans and allowance for credit losses:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Point-of-sale loans and leases	$2,414,266	$2,220,894	$1,439,781
Commercial real estate mortgages	752,138	710,369	722,829
Commercial real estate loans	12,811	13,165	14,600
Public sector and other financing	42,523	35,452	31,247
	3,221,738	2,979,880	2,208,457

Allowance for credit losses	(2,289)	(1,904)	(1,455)
Accrued interest	15,634	14,702	8,636

Total loans, net of allowance for credit losses	$3,235,083	$2,992,678	$2,215,638

The following table provides a summary of loan amounts, expected credit loss allowance amounts, and expected loss rates by lending asset category:

	As at January 31, 2023				As at October 31, 2022
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$2,407,986	$4,598	$1,682	$2,414,266	$2,215,388	$5,227	$279	$2,220,894
ECL allowance	583	-	-	583	545	-	-	545
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$668,730	$83,408	$-	$752,138	$599,113	$111,256	$-	$710,369
ECL allowance	1,517	74	-	1,591	1,150	137	-	1,287
EL %	0.23%	0.09%	0.00%	0.21%	0.19%	0.12%	0.00%	0.18%
Commercial real estate loans	$12,811	$-	$-	$12,811	$13,165	$-	$-	$13,165
ECL allowance	57	-	-	57	54	-	-	54
EL %	0.44%	0.00%	0.00%	0.44%	0.41%	0.00%	0.00%	0.41%
Public sector and other financing	$42,348	$175	$-	$42,523	$35,273	$179	$-	$35,452
ECL allowance	55	3	-	58	17	1	-	18
EL %	0.13%	1.71%	0.00%	0.14%	0.05%	0.56%	0.00%	0.05%
Total loans	$3,131,875	$88,181	$1,682	$3,221,738	$2,862,939	$116,662	$279	$2,979,880
Total ECL allowance	2,212	77	-	2,289	1,766	138	-	1,904
Total EL %	0.07%	0.09%	0.00%	0.07%	0.06%	0.12%	0.00%	0.06%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its loans in the form of mortgage interests over property, other registered securities over assets, guarantees or cash reserves on loan and lease receivables included in the POS Financing portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses (“ECL”) that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. Under IFRS 9, the Bank’s ECL is estimated using the expected credit loss methodology and is comprised of expected credit losses recognized on both performing loans, and non-performing, or impaired loans even if no actual loss event has occurred.

Assessment of significant increase in credit risk (“SICR”)

At each reporting date, the Bank assesses whether or not there has been a SICR for loans since initial recognition by comparing, at the reporting date, the risk of default occurring over the remaining expected life against the risk of default at initial recognition.

SICR is a function of the loan’s internal risk rating assignment, internal watchlist status, loan review status and delinquency status which are updated as necessary in response to changes including, but not limited to, changes in macroeconomic and/or market conditions, changes in a borrower’s credit risk profile, and changes in the strength of the underlying security, including guarantor status, if a guarantor exists.

Quantitative models may not always be able to capture all reasonable and supportable information that may indicate a SICR. As a result, qualitative factors may be considered to supplement such a gap.

Examples include changes in adjudication criteria for a particular group of borrowers or asset categories or changes in portfolio composition as well as changes in Canadian and US macroeconomic trends attributable to changes in monetary policy, inflation, employment rates, consumer behaviour and geo-political risks.

Expected credit loss model - Estimation of expected credit losses

Expected credit losses are an estimate of a loan’s expected cash shortfalls discounted at the effective interest rate, where a cash shortfall is the difference between the contractual cash flows that are due to the Bank and the cash flows that the Bank actually expects to receive.

Forward-looking Information

The Bank incorporates the impact of future economic conditions, or more specifically forward-looking information into the estimation of expected credit losses at the credit risk parameter level. This is accomplished via the credit risk parameter models and proxy datasets that the Bank utilizes to develop probability of default (“PD”), and loss given default (“LGD”), term structure forecasts for its loans. The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. These systems are used in conjunction with the Bank’s internally developed ECL models. Given that the Bank has experienced very limited historical losses and, therefore, does not have available statistically significant loss data inventory for use in developing internal, forward looking expected credit loss trends, the use of unbiased, third-party forward-looking credit risk parameter modeling systems is particularly important for the Bank in the context of the estimation of expected credit losses.

The Bank utilizes macroeconomic indicator data derived from multiple macroeconomic scenarios in order to mitigate volatility in the estimation of expected credit losses, as well as to satisfy the IFRS 9 requirement that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. More specifically, the macroeconomic indicators set out in the macroeconomic scenarios are used as inputs for the credit risk parameter models utilized by the Bank to sensitize the individual PD and LGD term structure forecasts to the respective macroeconomic trajectory set out in each of the scenarios (see Expected Credit Loss Sensitivity below). Currently the Bank utilizes upside, downside and baseline forecast macroeconomic scenarios, and assigns discrete weights to each for use in the estimation of its reported ECL. The Bank has also applied expert credit judgement, where appropriate, to reflect, amongst other items, uncertainty in the Canadian and US macroeconomic environments.

The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing PD and LGD term structure data to forward economic conditions include, but are not limited to: GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

Key assumptions driving the base case macroeconomic forecast trends this quarter include: household finances come under pressure attributable to elevated inflation and higher interest rates as the Bank of Canada pushes the overnight rate to 4.75%; the housing sector continues to pull back as home sales reduce and prices compress over the course of 2023 precipitating a slow down in the construction, finance and manufacturing industries; unemployment starts to rise and a small, technical recession ensues in the first half of 2023 as consumer spending dampens and firms lower their growth plans; the impact of the Russian invasion of Ukraine on global commodity prices and trade continues to diminish; public health restrictions do not return even as new COVID-19 case counts occasionally spike through the winter; and, supply-chain stress continues to ease as global vaccination rates improve and goods demand softens.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at January 31, 2023 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected credit loss sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at January 31, 2023:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$2,289	$1,857	$2,772	$4,025
Variance from reported ECL		(432)	483	1,736
Variance from reported ECL (%)		(19%)	21%	76%

The ECL model requires the recognition of credit losses based on 12 months of expected losses for performing loans which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on loans that have experienced a significant increase in credit risk since origination which is reflected in the Bank’s Stage 2 grouping. Impaired loans require recognition of lifetime losses and is reflected in Stage 3 grouping.

The determination of a significant increase in credit risk is a function primarily of loan product type and the associated risk profile of same. The principal factors considered in making this determination include relative changes in the Bank’s internal risk rating assignment, the loan’s watchlist status, and the loan’s delinquency status. Notwithstanding the above, the assessment of a significant increase in credit risk will require experienced credit judgement.

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended January 31, 2023:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(54)	54	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	54	(16)	-	38
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	38	-	-	38
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$583	$-	$-	$583

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	62	(62)	-	-
Transfer in (out) to Stage 2	(30)	30	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	263	(31)	-	232
Loan originations	86	-	-	86
Derecognitions and maturities	(14)	-	-	(14)
Provision for (recovery of) credit losses	367	(63)	-	304
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,517	$74	$-	$1,591

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	3	-	-	3
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	3	-	-	3
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$57	$-	$-	$57

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	11	2	-	13
Loan originations	27	-	-	27
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	38	2	-	40
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$55	$3	$-	$58

Total balance at end of period	$2,212	$77	$-	$2,289

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended January 31, 2022:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(58)	58	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	115	(20)	-	95
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	95	-	-	95
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$370	$-	$-	$370

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(4)	4	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(28)	(24)	-	(52)
Loan originations	80	-	-	80
Derecognitions and maturities	(93)	(4)	-	(97)
Provision for (recovery of) credit losses	(31)	(38)	-	(69)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$949	$96	$-	$1,045

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(9)	-	-	(9)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(9)	-	-	(9)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$36	$-	$-	$36

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(11)	(3)	-	(14)
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	(12)	(3)	-	(15)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$4	$-	$-	$4

Total balance at end of period	$1,359	$96	$-	$1,455

b) Impaired loans:

At January 31, 2023, the Bank held two impaired loans totalling $1.7 million ( October 31, 2022 - $279,000).